Deposits, Prepayment and Other Receivables, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (5)	$ (4)
Reversal of provision (Provision)		(1)
Ending balance	$ (5)	$ (5)